UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS
Aerospace & Defense 6.5%
63,718	Boeing Co. (The)	$ 4,063,297
31,248	Precision Castparts Corp.	4,314,411
48,684	United Technologies Corp.	3,664,445

		12,042,153
Beverages 1.8%
61,734	Anheuser-Busch InBev NV (Belgium), ADR(a)	3,391,666

Biotechnology 2.2%
68,883	Celgene Corp.(b)	4,090,272

Capital Markets 1.8%
20,981	Goldman Sachs Group, Inc. (The)	3,275,973

Communications Equipment 6.2%
132,267	Cisco Systems, Inc.(b)	2,534,236
147,457	Juniper Networks, Inc.(b)	5,016,487
82,223	QUALCOMM, Inc.	3,843,103

		11,393,826
Computers & Peripherals 8.9%
32,092	Apple, Inc.(b)	9,985,426
128,131	NetApp, Inc.(b)	6,525,712

		16,511,138
Construction & Engineering
2,586	Quanta Services, Inc.(a)(b)	45,539

Energy Equipment & Services 4.1%
98,661	Schlumberger Ltd.	7,630,442

Food & Staples Retailing 2.1%
57,499	Costco Wholesale Corp.	3,887,507

Food Products 2.0%
62,554	Mead Johnson Nutrition Co.	3,726,342

Healthcare Equipment & Supplies 1.2%
13,739	Alcon, Inc.	2,160,458

Healthcare Providers & Services 2.3%
80,311	Express Scripts, Inc.(b)	4,183,400

Hotels, Restaurants & Leisure 1.8%
43,087	McDonald’s Corp.	3,373,712

Internet & Catalog Retail 4.8%
51,109	Amazon.com, Inc.(b)	8,964,519

Internet Software & Services 6.8%
53,151	Baidu, Inc. (China), ADR(b)	5,590,953
12,466	Google, Inc. (Class A Stock)(b)	6,927,481

		12,518,434
IT Services 7.9%
47,716	International Business Machines Corp.	6,749,906
18,899	Mastercard, Inc. (Class A Stock)	4,479,630
46,758	Visa, Inc. (Class A Stock)	3,453,078

		14,682,614
Life Sciences Tools & Services 2.0%
102,995	Agilent Technologies, Inc.(b)	3,606,885

Media 3.2%
164,602	Walt Disney Co. (The)	6,009,619

Multiline Retail 3.5%
113,500	Dollar General Corp.(a)(b)	3,727,340
48,374	Target Corp.	2,754,416

		6,481,756
Oil, Gas & Consumable Fuels 4.6%
34,791	Apache Corp.	3,744,903
54,027	Occidental Petroleum Corp.	4,763,561

		8,508,464

Pharmaceuticals 6.2%
38,197	Abbott Laboratories	1,776,543
53,575	Allergan, Inc.	3,550,415
51,541	Shire PLC (Ireland), ADR	3,625,394
49,158	Teva Pharmaceutical Industries Ltd. (Israel), ADR	2,459,866

		11,412,218
Software 8.2%
194,396	Oracle Corp.	5,256,468
24,349	Salesforce.com, Inc.(a)(b)	3,389,868
80,684	VMware, Inc. (Class A Stock)(b)	6,577,359

		15,223,695
Textiles, Apparel & Luxury Goods 8.7%
102,960	Coach, Inc.	5,821,358
71,296	NIKE, Inc. (Class B Stock)	6,140,725
38,608	Polo Ralph Lauren Corp.	4,217,538

		16,179,621

	TOTAL LONG-TERM INVESTMENTS (cost $126,899,198)	179,300,253

SHORT-TERM INVESTMENT 7.2%
Affiliated Money Market Mutual Fund
13,407,222	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,407,222; includes $8,057,069 of cash collateral received for securities on loan)(c)(d)	13,407,222

	TOTAL INVESTMENTS 104.0% (cost $140,306,420)(e)	192,707,475
	LIABILITIES IN EXCESS OF OTHER ASSETS (4.0%)	(7,485,890)

	NET ASSETS 100.0%	$185,221,585

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,712,469; cash collateral of $8,057,069 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$164,891,352	$28,648,266	$(832,143)	$27,816,123

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$179,300,253	$—	$—
Affiliated Money Market Mutual Fund	13,407,222	—	—

Total	$192,707,475	$—	$—

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of November 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 78.8%
LONG POSITIONS
COMMON STOCKS 78.8%
Aerospace & Defense 2.0%
5,311	Moog, Inc. (Class A Stock)(a)	$ 195,764
16,591	Precision Castparts Corp.(b)	2,290,719

		2,486,483
Air Freight & Logistics 0.2%
13,418	UTi Worldwide, Inc.	258,296

Biotechnology 1.5%
31,621	Celgene Corp.(a)(b)	1,877,655

Capital Markets 1.9%
10,993	Eaton Vance Corp.	326,712
12,122	Goldman Sachs Group, Inc. (The)(b)	1,892,729
19,443	Janus Capital Group, Inc.	202,985

		2,422,426
Chemicals 1.7%
6,035	Albemarle Corp.	326,433
52,184	Dow Chemical Co. (The)(b)	1,627,097
3,930	Intrepid Potash, Inc.(a)	120,455
14,630	Spartech Corp.(a)	139,131

		2,213,116
Commercial Banks 0.4%
6,099	Bank of the Ozarks, Inc.	231,091
1,497	BOK Financial Corp.	69,910
6,454	FirstMerit Corp.	112,461
2,655	Prosperity Bancshares, Inc.	86,394

		499,856
Commercial Services & Supplies 1.1%
3,660	Clean Harbors, Inc.(a)	271,023
10,145	Mobile Mini, Inc.(a)	183,320
10,212	Waste Connections, Inc.	265,512
18,285	Waste Management, Inc.	626,261

		1,346,116
Communications Equipment 2.1%
7,173	ADTRAN, Inc.	223,367
10,836	Ciena Corp.(a)	164,166
59,844	Juniper Networks, Inc.(a)(b)	2,035,893
3,962	Meru Networks, Inc.(a)	54,953
5,185	NETGEAR, Inc.(a)	164,779

		2,643,158

Computers & Peripherals 3.8%
8,526	Apple, Inc.(a)(b)	2,652,865
3,803	Compellent Technologies, Inc.(a)	98,878
41,858	NetApp, Inc.(a)(b)	2,131,828

		4,883,571
Construction & Engineering 0.5%
9,487	Chicago Bridge & Iron Co. NV(a)	268,577
31,807	Great Lakes Dredge & Dock Corp.	244,278
3,941	URS Corp.(a)	155,827

		668,682
Diversified Consumer Services 1.6%
9,231	Bridgepoint Education, Inc.(a)	141,234
151,646	H&R Block, Inc.(b)	1,909,223

		2,050,457
Diversified Telecommunication Services 0.2%
12,724	TW Telecom, Inc.(a)	209,692

Electric Utilities 0.1%
3,815	El Paso Electric Co.(a)	100,487

Electrical Equipment 0.1%
3,502	Woodward Governor Co.	118,192

Electronic Equipment & Instruments 2.1%
2,979	Anixter International, Inc.	166,437
316,120	Flextronics International Ltd.(a)(b)	2,291,870
7,758	FLIR Systems, Inc.(a)	207,953

		2,666,260
Energy Equipment & Services 2.1%
970	Core Laboratories NV	83,032
1,717	Dril-Quip, Inc.(a)	132,964
31,344	Schlumberger Ltd.(b)	2,424,145

		2,640,141
Food & Staples Retailing 2.1%
62,456	CVS Caremark Corp.	1,936,136
1,400	Fresh Market, Inc. (The)(a)	50,750
7,853	Ruddick Corp.	288,676
8,774	United Natural Foods, Inc.(a)	328,499

		2,604,061

Food Products 5.2%
37,537	Bunge Ltd.(b)	2,283,000
80,421	ConAgra Foods, Inc.(b)	1,727,443
3,304	Diamond Foods, Inc.	153,768
63,471	Kraft Foods, Inc. (Class A Stock)(b)	1,919,998
11,012	SunOpta, Inc.(a)	76,313
5,813	TreeHouse Foods, Inc.(a)	288,790
9,895	Tyson Foods, Inc. (Class A Stock)	156,638

		6,605,950
Healthcare Equipment & Supplies 0.5%
8,852	Align Technology, Inc.(a)	154,821
9,058	Insulet Corp.(a)	122,917
2,754	Integra LifeSciences Holdings Corp.(a)	119,441
1,978	STERIS Corp.	68,063
4,394	Volcano Corp.(a)	116,661

		581,903
Healthcare Providers & Services 2.9%
5,788	Air Methods Corp.(a)	284,943
5,785	AMERIGROUP Corp.(a)	248,929
6,315	Bio-Reference Labs, Inc.(a)	132,426
7,900	Centene Corp.(a)	183,675
1,399	Emergency Medical Services Corp. (Class A Stock)(a)	69,306
39,069	Express Scripts, Inc.(a)(b)	2,035,104
4,531	MWI Veterinary Supply, Inc.(a)	276,844
4,007	Patterson Cos., Inc.	119,128
7,432	Universal Health Services, Inc. (Class B Stock)	305,604

		3,655,959
Hotels, Restaurants & Leisure 1.9%
8,672	Cheesecake Factory, Inc. (The)(a)	276,377
18,799	McDonald’s Corp.(b)	1,471,962
14,455	Texas Roadhouse, Inc.(a)	247,036
4,666	Vail Resorts, Inc.(a)	211,276
5,177	WMS Industries, Inc.(a)	229,600

		2,436,251
Household Products 0.2%
4,155	Church & Dwight Co., Inc.	271,114

Insurance 1.0%
7,068	Aspen Insurance Holdings Ltd.	204,265
15,305	Protective Life Corp.	359,974
8,154	StanCorp Financial Group, Inc.	339,206
10,104	Symetra Financial Corp.	122,258
819	White Mountains Insurance Group Ltd.	260,033

		1,285,736

Internet & Catalog Retail 1.9%
13,512	Amazon.com, Inc.(a)(b)	2,370,005
14,379	Vitacost.com, Inc.(a)	89,150

		2,459,155
Internet Software & Services 4.9%
15,259	Baidu, Inc. (China), ADR(a)	1,605,094
3,762	Digital River, Inc.(a)	138,517
555	Equinix, Inc.(a)	43,068
3,571	Google, Inc. (Class A Stock)(a)	1,984,440
11,414	GSI Commerce, Inc.(a)	272,224
62,639	IAC/InterActiveCorp(a)(b)	1,763,914
10,254	Monster Worldwide, Inc.(a)	231,535
9,735	Savvis, Inc.(a)	244,641

		6,283,433
IT Services 1.8%
2,313	Alliance Data Systems Corp.(a)	145,904
2,830	Global Payments, Inc.	117,615
7,307	MasterCard, Inc. (Class A Stock)(b)	1,731,978
6,898	Wright Express Corp.(a)	297,097

		2,292,594
Life Sciences Tools & Services 0.2%
10,535	Bruker Corp.(a)	162,450
2,400	Complete Genomics, Inc.(a)	18,600
1,809	Techne Corp.	108,666

		289,716
Machinery 1.0%
5,139	AGCO Corp.(a)	231,974
7,880	Colfax Corp.(a)	133,014
5,257	Graco, Inc.	189,042
7,066	IDEX Corp.	264,763
6,684	Pentair, Inc.	219,904
5,925	RBC Bearings, Inc.(a)	218,573

		1,257,270
Media 4.9%
5,831	John Wiley & Sons, Inc. (Class A Stock)	241,986
52,511	Liberty Global, Inc. (Class C Stock)(a)(b)	1,766,470
59,959	Viacom, Inc. (Class B Stock)(b)	2,268,249
51,515	Walt Disney Co. (The)(b)	1,880,813

		6,157,518

Metals & Mining 3.4%
1,108	Compass Minerals International, Inc.	91,521
18,858	Freeport-McMoRan Copper & Gold, Inc.(b)	1,910,693
25,245	Hecla Mining Co.(a)	242,099
35,489	Newmont Mining Corp.(b)	2,087,818

		4,332,131
Multiline Retail 0.2%
7,758	Big Lots, Inc.(a)	237,783

Multi-Utilities 0.2%
5,975	Sempra Energy	299,288

Oil, Gas & Consumable Fuels 11.1%
36,730	Anadarko Petroleum Corp.(b)	2,356,597
30,522	Apache Corp.(b)	3,285,388
6,806	Arch Coal, Inc.	198,735
4,140	Bill Barrett Corp.(a)	159,183
3,566	Brigham Exploration Co.(a)	89,685
50,291	Canadian Natural Resources Ltd.(b)	1,934,192
3,848	Concho Resources, Inc.(a)	318,422
14,520	Occidental Petroleum Corp.(b)	1,280,228
8,023	Quicksilver Resources, Inc.(a)	114,087
4,991	Rosetta Resources, Inc.(a)	178,778
55,366	Southwestern Energy Co.(a)(b)	2,004,249
2,155	Whiting Petroleum Corp.(a)	237,158
83,867	Williams Cos., Inc. (The)	1,913,006

		14,069,708
Pharmaceuticals 0.3%
3,881	Perrigo Co.	233,792
4,060	Valeant Pharmaceuticals International, Inc.	105,032

		338,824
Professional Services 0.4%
9,128	Corporate Executive Board Co. (The)	316,651
3,433	FTI Consulting, Inc.(a)	122,352
6,044	Resources Connection, Inc.	101,116

		540,119
Real Estate Investment Trusts 1.0%
13,646	Capstead Mortgage Corp.	160,341
65,960	Chimera Investment Corp.	263,840
18,172	Cogdell Spencer, Inc.	103,944
6,833	CreXus Investment Corp.	86,369
1,962	Kilroy Realty Corp.	66,943
38,785	MFA Financial, Inc.	316,098
3,573	Mid-America Apartment Communities, Inc.	219,275

		1,216,810

Road & Rail 0.3%
9,256	Heartland Express, Inc.	143,005
5,177	Kansas City Southern(a)	245,079

		388,084
Semiconductors & Semiconductor Equipment 1.0%
3,556	Atheros Communications, Inc.(a)	115,783
10,433	ATMI, Inc.(a)	187,272
10,170	Cavium Networks, Inc.(a)	374,205
2,079	Hittite Microwave Corp.(a)	119,002
10,364	MEMC Electronic Materials, Inc.(a)	119,912
8,879	Power Integrations, Inc.	357,735

		1,273,909
Software 7.8%
8,622	Ariba, Inc.(a)	174,466
101,347	CA, Inc.(b)	2,319,833
7,659	Cadence Design Systems, Inc.(a)	60,200
7,632	CommVault Systems, Inc.(a)	222,320
8,837	Informatica Corp.(a)	364,791
69,191	Oracle Corp.(b)	1,870,925
13,981	Salesforce.com, Inc.(a)(b)	1,946,435
96,283	Symantec Corp.(a)(b)	1,617,554
16,890	VMware, Inc. (Class A Stock)(a)(b)	1,376,873

		9,953,397
Specialty Retail
249	Williams-Sonoma, Inc.	8,284

Textiles, Apparel & Luxury Goods 2.4%
9,309	Maidenform Brands, Inc.(a)	255,439
25,369	NIKE, Inc. (Class B Stock)(b)	2,185,032
4,423	Phillips-Van Heusen Corp.	300,056
200	Vera Bradley, Inc.(a)	6,548
4,524	Warnaco Group, Inc. (The)(a)	243,618

		2,990,693
Thrifts & Mortgage Finance 0.1%
4,599	Provident Financial Services, Inc.	63,374
2,934	WSFS Financial Corp.	127,629

		191,003
Water Utilities 0.1%
7,649	Aqua America, Inc.	164,836

Wireless Telecommunication Services 0.6%
17,555	NTELOS Holdings Corp.	298,084
12,723	SBA Communications Corp. (Class A Stock)(a)	498,105

		796,189

	TOTAL LONG-TERM INVESTMENTS (cost $90,001,793)	100,066,306

SHORT-TERM INVESTMENT 20.2%
Affiliated Money Market Mutual Fund
25,595,060	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(c) (cost $25,595,060)	25,595,060

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 99.0% (cost $115,596,853)(d)	125,661,366

SECURITIES SOLD SHORT (77.2)%
COMMON STOCKS (48.1)%
Air Freight & Logistics (0.6)%
8,264	FedEx Corp.	(753,016)

Beverages (1.3)%
26,711	Coca-Cola Co. (The)	(1,687,334)

Biotechnology (0.1)%
1,955	Genzyme Corp.(a)	(139,235)

Capital Markets (2.1)%
4,532	Affiliated Managers Group, Inc.(a)	(396,142)
1,898	BlackRock, Inc.	(309,374)
7,247	Greenhill & Co., Inc.	(543,090)
12,527	Invesco Ltd.	(272,337)
19,500	T. Rowe Price Group, Inc.	(1,137,435)

		(2,658,378)
Chemicals (1.7)%
522	CF Industries Holdings, Inc.	(63,042)
15,119	Monsanto Co.	(905,930)
302	Mosaic Co. (The)	(20,424)
12,915	Praxair, Inc.	(1,188,826)

		(2,178,222)
Commercial Banks (1.4)%
16,247	BB&T Corp.	(376,930)
7,504	Fifth Third Bancorp	(89,673)
2,222	SunTrust Banks, Inc.	(51,906)
54,786	U.S. Bancorp	(1,302,811)

		(1,821,320)

Commercial Services & Supplies (1.3)%
6,825	ACCO Brands Corp.(a)	(47,912)
49,592	Covanta Holding Corp.	(779,586)
40,642	R.R. Donnelley & Sons Co.	(640,518)
5,673	Republic Services, Inc.	(159,638)

		(1,627,654)
Communications Equipment (0.9)%
691	CommScope, Inc.(a)	(21,842)
4,411	Emulex Corp.(a)	(49,933)
138,576	Motorola, Inc.(a)	(1,061,492)

		(1,133,267)
Computers & Peripherals (1.1)%
60,851	EMC Corp.(a)	(1,307,688)
25,529	Quantum Corp.(a)	(92,670)

		(1,400,358)
Construction Materials
762	Vulcan Materials Co.	(30,571)

Consumer Finance (0.1)%
5,802	Dollar Financial Corp.(a)	(151,896)

Containers & Packaging
2,050	Owens-Illinois, Inc.(a)	(55,104)

Diversified Financial Services (2.3)%
389,948	Citigroup, Inc.(a)	(1,637,782)
482	CME Group, Inc.	(138,845)
1,613	IntercontinentalExchange, Inc.(a)	(181,785)
2,418	Leucadia National Corp.(a)	(62,771)
27,763	MSCI, Inc. (Class A Stock)(a)	(945,608)

		(2,966,791)
Diversified Telecommunication Services (1.3)%
6,112	Cogent Communications Group, Inc.(a)	(73,833)
50,805	Verizon Communications, Inc.	(1,626,268)

		(1,700,101)
Electric Utilities (1.0)%
63,630	Duke Energy Corp.	(1,116,707)
10,009	Otter Tail Corp.	(205,785)

		(1,322,492)

Electronic Equipment & Instruments (0.9)%
28,688	National Instruments Corp.	(978,834)
2,053	Rofin-Sinar Technologies, Inc.(a)	(58,942)
11,828	TTM Technologies, Inc.(a)	(156,780)

		(1,194,556)
Energy Equipment & Services (1.9)%
23,295	Baker Hughes, Inc.	(1,215,067)
13,377	Nabors Industries Ltd.(a)	(295,498)
43,258	Weatherford International Ltd.(a)	(882,896)

		(2,393,461)
Food & Staples Retailing (0.3)%
3,154	Safeway, Inc.	(72,511)
9,373	Walgreen Co.	(326,649)

		(399,160)
Gas Utilities (0.2)%
3,130	National Fuel Gas Co.	(198,317)

Healthcare Equipment & Supplies (1.5)%
14,795	Alere, Inc.(a)	(472,108)
7,650	Boston Scientific Corp.(a)	(49,113)
32,377	Hologic, Inc.(a)	(530,983)
986	Intuitive Surgical, Inc.(a)	(256,646)
16,632	Medtronic, Inc.	(557,671)

		(1,866,521)
Healthcare Providers & Services (0.3)%
3,533	McKesson Corp.	(225,759)
3,862	Wellcare Health Plans, Inc.(a)	(108,715)

		(334,474)
Healthcare Technology (0.2)%
2,161	Cerner Corp.(a)	(189,865)

Hotels, Restaurants & Leisure (0.5)%
3,306	Bally Technologies, Inc.(a)	(129,496)
390	Chipotle Mexican Grill, Inc.(a)	(100,811)
6,669	Las Vegas Sands Corp.(a)	(333,984)

		(564,291)
Household Durables (1.4)%
18,067	DR Horton, Inc.	(181,393)
6,505	Harman International Industries, Inc.(a)	(283,553)
10,711	Jarden Corp.	(328,828)
17,097	Stanley Black & Decker, Inc.	(1,017,784)

		(1,811,558)

Household Products (1.8)%
36,429	Procter & Gamble Co. (The)	(2,224,719)

Independent Power Producers & Energy Traders
4,911	AES Corp. (The)(a)	(53,088)

Industrial Conglomerates (0.5)%
28,982	General Electric Co.	(458,785)
8,467	Textron, Inc.	(189,322)

		(648,107)
Insurance (1.3)%
44,370	Hartford Financial Services Group, Inc.	(987,676)
24,248	Marsh & McLennan Cos., Inc.	(608,140)

		(1,595,816)
Internet & Catalog Retail (0.2)%
1,171	NetFlix, Inc.(a)	(241,109)

Internet Software & Services (1.6)%
18,653	eBay, Inc.(a)	(543,362)
28,026	Nic, Inc.	(234,017)
3,140	Vocus, Inc.(a)	(76,867)
70,512	Yahoo!, Inc.(a)	(1,111,974)

		(1,966,220)
IT Services (0.9)%
3,257	Automatic Data Processing, Inc.	(145,165)
4,161	Convergys Corp.(a)	(53,635)
6,201	Fidelity National Information Services, Inc.	(166,807)
25,467	Paychex, Inc.	(726,828)

		(1,092,435)
Life Sciences Tools & Services (0.7)%
3,138	Charles River Laboratories International, Inc.(a)	(102,456)
16,837	Life Technologies Corp.(a)	(838,567)

		(941,023)
Machinery (0.8)%
13,823	PACCAR, Inc.	(744,507)
3,994	SPX Corp.	(262,326)

		(1,006,833)
Media (0.8)%
4,871	DIRECTV (Class A Stock)(a)	(202,293)
509	Discovery Communications, Inc. (Class A Stock)(a)	(20,757)
2,879	DreamWorks Animation SKG, Inc. (Class A Stock)(a)	(89,220)
4,349	Liberty Media Corp.(a)	(250,415)
7,597	Morningstar, Inc.(a)	(382,965)

		(945,650)

Metals & Mining (1.3)%
2,228	AK Steel Holding Corp.	(29,588)
19,743	Alcoa, Inc.	(259,028)
11,948	Coeur D’alene Mines Corp.(a)	(290,934)
27,828	Nucor Corp.	(1,050,229)
1,240	Southern Copper Corp.	(51,993)

		(1,681,772)
Multiline Retail (0.8)%
5,875	J.C. Penney Co., Inc.	(195,461)
15,062	Kohl’s Corp.(a)	(849,798)

		(1,045,259)
Multi-Utilities (0.8)%
35,536	Ameren Corp.	(1,020,594)

Oil, Gas & Consumable Fuels (4.0)%
4,769	Chesapeake Energy Corp.	(100,721)
3,101	Consol Energy, Inc.	(130,118)
9,872	Continental Resources, Inc.(a)	(527,658)
2,564	EQT Corp.	(103,765)
51,913	Exxon Mobil Corp.	(3,611,068)
2,442	Holly Corp.	(87,766)
7,659	Massey Energy Co.	(376,134)
2,517	Peabody Energy Corp.	(148,025)

		(5,085,255)
Paper & Forest Products (0.6)%
29,050	International Paper Co.	(725,379)

Pharmaceuticals (0.2)%
2,968	Johnson & Johnson	(182,680)
1,830	King Pharmaceuticals, Inc.(a)	(25,895)

		(208,575)
Professional Services (1.2)%
2,083	IHS, Inc. (Class A Stock)(a)	(150,642)
7,281	Manpower, Inc.	(410,066)
33,580	Verisk Analytics, Inc. (Class A Stock)(a)	(1,016,467)

		(1,577,175)
Real Estate Investment Trusts (3.1)%
18,399	Health Care REIT, Inc.	(851,506)
21,958	Nationwide Health Properties, Inc.	(791,586)
17,027	Plum Creek Timber Co., Inc.	(613,653)
4,840	Public Storage	(467,544)
12,029	Simon Property Group, Inc.	(1,184,856)

		(3,909,145)

Semiconductors & Semiconductor Equipment (1.7)%
19,721	Advanced Energy Industries, Inc.(a)	(230,341)
88,647	Applied Materials, Inc.	(1,101,882)
18,557	Atmel Corp.(a)	(192,807)
34,371	Intersil Corp. (Class A Stock)	(438,230)
3,728	LSI Corp.(a)	(21,399)
4,879	Netlogic Microsystems, Inc.(a)	(152,225)

		(2,136,884)
Software (2.7)%
89,385	Activision Blizzard, Inc.	(1,049,380)
435	ANSYS, Inc.(a)	(21,097)
3,552	Autodesk, Inc.(a)	(125,350)
28,599	Blackbaud, Inc.	(723,841)
7,267	Bottomline Technologies, Inc.(a)	(137,564)
22,735	Electronic Arts, Inc.(a)	(338,979)
9,522	Interactive Intelligence, Inc.(a)	(257,475)
1,144	McAfee, Inc.(a)	(53,596)
3,538	Smith Micro Software, Inc.(a)	(52,858)
10,297	Solera Holdings, Inc.	(494,256)
22,731	TiVo, Inc.(a)	(186,849)
1,759	Websense, Inc.(a)	(36,464)

		(3,477,709)
Thrifts & Mortgage Finance (0.3)%
39,397	TFS Financial Corp.	(322,267)

Tobacco (0.4)%
8,758	Philip Morris International, Inc.	(498,243)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds $(58,889,967))	(60,981,199)

Exchange Traded Funds (29.1)%
148,074	Consumer Discretionary Select Sector SPDR Fund	(5,352,875)
170,124	Consumer Staples Select Sector SPDR Fund	(4,817,912)
61,817	Energy Select Sector SPDR Fund	(3,872,217)
100,273	Financial Select Sector SPDR Fund	(1,449,947)
201,878	Health Care Select Sector SPDR Fund	(6,110,847)
151,462	Industrial Select Sector SPDR Fund	(4,939,176)
41,120	SPDR S&P 500 ETF Trust	(4,871,898)
200,002	Technology Select Sector SPDR Fund	(4,788,048)
24,536	Utilities Select Sector SPDR Fund	(754,727)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $(34,915,783))	(36,957,647)

TOTAL SECURITIES SOLD SHORT (proceeds $(93,805,750))	(97,938,846)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 21.8% (cost $21,791,103)	27,722,520
OTHER ASSETS IN EXCESS OF LIABILITIES 78.2%	99,186,986

NET ASSETS 100.0%	$126,909,506

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

SPDR—Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$117,016,445	$9,681,707	$(1,036,786)	$8,644,921

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$100,066,306	$—	$—
Affiliated Money Market Mutual Fund	25,595,060	—	—
Common Stocks Sold Short	(60,981,199)	—	—
Exchange Traded Funds Sold Short	(36,957,647)	—	—

Total	$27,722,520	$—	$—

Prudential Strategic Value Fund

Schedule of Investments

as of November 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
Aerospace & Defense 4.1%
4,200	General Dynamics Corp.	$ 277,578
3,000	Honeywell International, Inc.	149,130
3,400	ITT Corp.	156,400
2,100	L-3 Communications Holdings, Inc.	147,693
1,900	Lockheed Martin Corp.	129,276
4,100	Northrop Grumman Corp.	252,888
4,600	Raytheon Co.	212,750
2,200	United Technologies Corp.	165,594

		1,491,309
Auto Components 0.3%
2,500	Johnson Controls, Inc.	91,100

Automobiles 0.3%
3,500	Harley-Davidson, Inc.	109,480

Beverages 0.5%
8,800	Constellation Brands, Inc. (Class A Stock)(a)	181,368

Biotechnology 1.2%
8,400	Amgen, Inc.(a)	442,596

Building Products 0.2%
7,600	Masco Corp.	82,916

Capital Markets 3.0%
5,400	Federated Investors, Inc. (Class B Stock)	128,034
3,300	Goldman Sachs Group, Inc. (The)	515,262
6,400	Morgan Stanley	156,544
6,200	State Street Corp.	267,840

		1,067,680
Chemicals 1.2%
11,400	Dow Chemical Co. (The)	355,452
1,600	E.I. DuPont de Nemours & Co.	75,184

		430,636

Commercial Banks 4.8%
6,200	BB&T Corp.	143,840
1,300	Comerica, Inc.	47,437
4,500	PNC Financial Services Group, Inc.	242,325
7,444	Regions Financial Corp.	40,048
3,700	SunTrust Banks, Inc.	86,432
15,300	U.S. Bancorp	363,834
29,256	Wells Fargo & Co.	796,056
1,200	Zions Bancorporation	23,340

		1,743,312
Commercial Services & Supplies 1.4%
4,500	Avery Dennison Corp.	168,930
2,500	Cintas Corp.	66,862
6,300	Pitney Bowes, Inc.	138,222
7,900	R.R. Donnelley & Sons Co.	124,504

		498,518
Communications Equipment 0.4%
3,100	Harris Corp.	137,144

Computers & Peripherals 1.5%
9,500	Dell, Inc.(a)	125,590
3,600	Hewlett-Packard Co.	150,948
4,000	Lexmark International, Inc. (Class A Stock)(a)	144,960
3,900	Western Digital Corp.(a)	130,650

		552,148
Construction & Engineering 0.5%
3,400	Fluor Corp.	196,622

Consumer Finance 0.4%
3,600	Capital One Financial Corp.	134,028

Containers & Packaging 0.8%
2,800	Ball Corp.	184,464
4,000	Owens-Illinois, Inc.(a)	107,520

		291,984
Diversified Consumer Services 0.3%
9,100	H&R Block, Inc.	114,569

Diversified Financial Services 4.7%
33,419	Bank of America Corp.	365,938
14,000	Citigroup, Inc.(a)	58,800
26,000	JPMorgan Chase & Co.	971,880
6,600	NASDAQ OMX Group, Inc. (The)(a)	141,636
5,900	NYSE Euronext	161,188

		1,699,442
Diversified Telecommunication Services 5.9%
41,720	AT&T, Inc.	1,159,399
5,000	CenturyLink, Inc.	214,950
5,977	Frontier Communications Corp.	54,390
22,100	Verizon Communications, Inc.	707,421

		2,136,160
Electric Utilities 3.7%
6,900	American Electric Power Co., Inc.	245,640
15,524	Duke Energy Corp.	272,446
5,800	Edison International	214,252
6,600	Exelon Corp.	259,842
5,200	FirstEnergy Corp.	182,572
4,000	Progress Energy, Inc.	174,760

		1,349,512
Electronic Equipment & Instruments 0.8%
15,700	Corning, Inc.	277,262

Energy Equipment & Services 2.3%
3,363	Baker Hughes, Inc.	175,414
7,200	Nabors Industries Ltd.(a)	159,048
5,400	National Oilwell Varco, Inc.	330,966
5,500	Rowan Cos., Inc.(a)	165,825

		831,253
Food & Staples Retailing 2.7%
11,500	CVS Caremark Corp.	356,500
8,900	Kroger Co. (The)	209,595
7,900	Safeway, Inc.	181,621
11,800	SUPERVALU, Inc.	106,672
2,400	Wal-Mart Stores, Inc.	129,816

		984,204
Food Products 1.9%
7,900	Archer-Daniels-Midland Co.	229,021
8,700	ConAgra Foods, Inc.	186,876
11,000	Dean Foods Co.(a)	79,970
5,702	Kraft Foods, Inc. (Class A Stock)	172,486

		668,353

Healthcare Equipment & Supplies 0.8%
2,600	Baxter International, Inc.	126,230
4,700	Medtronic, Inc.	157,591

		283,821
Healthcare Providers & Services 3.5%
6,400	Aetna, Inc.	189,568
5,900	CIGNA Corp.	217,179
6,600	Coventry Health Care, Inc.(a)	167,112
10,900	UnitedHealth Group, Inc.	398,068
5,000	WellPoint, Inc.(a)	278,700

		1,250,627
Hotels, Restaurants & Leisure 1.3%
4,600	Carnival Corp.	190,026
2,400	Darden Restaurants, Inc.	117,480
5,300	Wyndham Worldwide Corp.	152,375

		459,881
Household Durables 1.3%
3,000	Fortune Brands, Inc.	177,270
8,300	Newell Rubbermaid, Inc.	139,191
4,152	Pulte Group, Inc.(a)	25,992
1,800	Whirlpool Corp.	131,400

		473,853
Industrial Conglomerates 3.2%
62,300	General Electric Co.	986,209
6,800	Textron, Inc.	152,048

		1,138,257
Insurance 5.4%
7,500	Allstate Corp. (The)	218,325
4,300	AON Corp.	172,516
4,900	Assurant, Inc.	172,823
4,400	Chubb Corp.	250,844
2,700	Hartford Financial Services Group, Inc.	60,102
6,087	Lincoln National Corp.	145,358
6,300	MetLife, Inc.	240,345
10,700	Progressive Corp. (The)	217,638
3,200	Torchmark Corp.	183,904
5,300	Travelers Cos., Inc. (The)	286,147

		1,948,002

IT Services 1.8%
3,900	Computer Sciences Corp.	174,057
8,100	Convergys Corp.(a)	104,409
1,000	International Business Machines Corp.	141,460
8,500	Total System Services, Inc.	128,265
6,600	Western Union Co. (The)	116,424

		664,615
Machinery 0.4%
500	Deere & Co.	37,350
1,200	Parker Hannifin Corp.	96,276

		133,626
Media 3.5%
4,250	CBS Corp. (Class B Stock)	71,570
8,450	Comcast Corp. (Class A Stock)	169,000
8,400	Gannett Co., Inc.	110,124
4,000	McGraw-Hill Cos., Inc. (The)	137,960
3,000	Meredith Corp.	100,860
7,100	Time Warner, Inc.	209,379
6,550	Viacom, Inc. (Class B Stock)	247,787
6,100	Walt Disney Co. (The)	222,711

		1,269,391
Metals & Mining 1.6%
10,300	Alcoa, Inc.	135,136
2,300	Allegheny Technologies, Inc.	118,910
4,200	Nucor Corp.	158,508
3,300	United States Steel Corp.	160,413

		572,967
Multiline Retail 0.9%
4,000	J.C. Penney Co., Inc.	133,080
6,900	Macy’s, Inc.	177,192

		310,272

Multi-Utilities 4.5%
5,900	Ameren Corp.	169,448
4,500	Consolidated Edison, Inc.	217,665
6,900	Dominion Resources, Inc.	286,557
4,100	DTE Energy Co.	182,655
10,300	NiSource, Inc.	172,319
7,300	Public Service Enterprise Group, Inc.	225,059
4,000	Sempra Energy	200,360
7,700	Xcel Energy, Inc.	180,950

		1,635,013
Oil, Gas & Consumable Fuels 11.3%
3,100	Apache Corp.	333,684
8,900	Chesapeake Energy Corp.	187,968
13,700	Chevron Corp.	1,109,289
8,396	ConocoPhillips	505,187
4,600	Devon Energy Corp.	324,622
5,000	Exxon Mobil Corp.	347,800
3,400	Hess Corp.	238,170
7,600	Marathon Oil Corp.	254,372
3,000	Murphy Oil Corp.	202,560
4,200	Occidental Petroleum Corp.	370,314
1,000	Sunoco, Inc.	40,140
9,500	Valero Energy Corp.	185,060

		4,099,166
Paper & Forest Products 0.4%
5,800	International Paper Co.	144,826

Pharmaceuticals 9.5%
2,900	Abbott Laboratories	134,879
8,300	Eli Lilly & Co.	279,378
6,400	Forest Laboratories, Inc.(a)	204,096
16,600	Johnson & Johnson	1,021,730
2,700	King Pharmaceuticals, Inc.(a)	38,205
22,900	Merck & Co., Inc.	789,363
59,856	Pfizer, Inc.	975,054

		3,442,705
Real Estate Investment Trusts 0.2%
3,503	Weyerhaeuser Co.	58,465

Road & Rail 1.1%
4,200	Norfolk Southern Corp.	252,714
3,000	Ryder System, Inc.	129,330

		382,044

Semiconductors & Semiconductor Equipment 0.1%
4,200	MEMC Electronic Materials, Inc.(a)	48,594

Software 1.5%
5,900	CA, Inc.	135,051
16,700	Microsoft Corp.	421,007

		556,058
Specialty Retail 2.1%
2,300	Abercrombie & Fitch Co. (Class A Stock)	115,575
2,800	Best Buy Co., Inc.	119,616
6,500	GameStop Corp. (Class A Stock)(a)	129,480
3,800	Home Depot, Inc. (The)	114,798
7,300	Lowe’s Cos., Inc.	165,710
6,100	RadioShack Corp.	112,545

		757,724
Textiles, Apparel & Luxury Goods 0.5%
2,000	VF Corp.	165,760

Thrifts & Mortgage Finance 0.4%
12,900	Hudson City Bancorp, Inc.	146,415

Tobacco 0.9%
11,300	Altria Group, Inc.	271,200
1,000	Philip Morris International, Inc.	56,890

		328,090
	TOTAL INVESTMENTS 99.1% (cost $36,171,744)(b)	35,781,768
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%	319,212

	NET ASSETS 100.0%	$36,100,980

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$36,185,113	$5,822,498	$(6,225,843)	$(403,345)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$35,781,768	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded, mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.